Note 10 - Related Party Transactions (Details Textual) - USD ($)			9 Months Ended	12 Months Ended
	Jan. 01, 2019	Dec. 28, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction, Amounts of Transaction				$ 372,029	$ 433,578
Due to Related Parties, Current, Total				187,932	100,115
Repurchase of Shares in Conjunction with License Agreement, Value				$ 144,639
Revenue Share, Percent			30.00%	30.00%
Software Development Expenses [Member]
Due to Related Parties, Current, Total				$ 43,293	$ 100,115
Games Revenue Share and Stock Repurchase Agreement [Member]
Revenue Share, Percent	40.00%
Games Revenue Share and Stock Repurchase Agreement [Member] | Subsequent Event [Member]
Revenue Share, Percent	40.00%
Games Revenue Share and Stock Repurchase Agreement [Member] | TapGames [Member]
Repurchase of Shares in Conjunction with License Agreement, Shares		47,790
Repurchase of Shares in Conjunction with License Agreement, Price Per Share		$ 3.03
Repurchase of Shares in Conjunction with License Agreement, Value		$ 144,639
Revenue Share, Percent	60.00%
Due to Related Parties, Total			$ 0	$ 144,639
Games Revenue Share and Stock Repurchase Agreement [Member] | TapGames [Member] | Subsequent Event [Member]
Revenue Share, Percent	60.00%